Investments in associates	12 Months Ended
Dec. 31, 2017
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Investments in associates

27 Investments in associates

	2017	2016
At January 1	270	242
Additions	73	20
Disposals	(15)	(4)
Share in net income	11	3
Share in changes in associate’s equity (note 32.6)	(5)	3
Impairment losses	(1)	-
Dividend	(11)	(7)
Net exchange difference	(13)	13
At December 31	308	270

All associates are unlisted and are accounted for using the equity method and are considered to be non-current. The investments in associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. There are no unrecognized shares of losses in associates. The financial statements of the principal associates have the same reporting date as the Group. Refer to note 52 Group companies for a listing of the investments in associates and the Group’s percentage holding.

Summarized financial information of associates

	2017	2016
Post-tax profit or loss	9	3
Other comprehensive income	(5)	3
Total comprehensive income	3	7

Carrying amount	308	270

The summarized financial information of associates presented above is based on the Group’s relative holding.